NOTE 6 - NOTES PAYABLE	Dec. 31, 2022
Notes
NOTE 6 - NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

As of December 31, 2022, the Company had the following:

Unsecured debt with shareholders of the Company, no due date, 0% interest,	866
Unsecured debt, due 2/15/23, 10% interest, default interest at 16%.	75,370
Secured debt, due 10/7/23, 12.99% interest, default interest at 14.99%.	200,000

TOTAL	$ 276,236

As of December 31, 2022, the Company has an outstanding total of $2,713 in interest accrued for the above notes.